Pension and Postretirement Benefits - Assets Allocation (Detail) (Pension [Member], USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Defined Benefit Plan Disclosure [Line Items]
Dollar	$ 18,241	$ 16,498
Percent	100.00%	100.00%
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Dollar	12,299	10,105
Percent	67.00%	61.00%
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Dollar	5,320	5,353
Percent	29.00%	33.00%
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Dollar	575	346
Percent	3.00%	2.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Dollar	$ 47	$ 694
Percent	1.00%	4.00%